Janus Investment Fund

Janus Henderson Adaptive Global Allocation Fund

Janus Henderson Global Allocation Fund – Conservative

Janus Henderson Global Allocation Fund – Growth

Janus Henderson Global Allocation Fund – Moderate

(each, a “Fund” and together, the “Funds”)

Supplement dated January 28, 2020

to Currently Effective Prospectuses

Effective immediately, the prospectuses for Janus Henderson Adaptive Global Allocation Fund are amended as follows:

1.	Under “Management” in the Fund Summary section of the Fund’s prospectuses, the following paragraph replaces the corresponding paragraph in its entirety:

Portfolio Managers: Ashwin Alankar, Ph.D., is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since June 2015. Ed Parcell is Co-Portfolio Manager of the Fund, which he has co-managed since January 2020.

2.	Under “Investment Personnel” in the Management of the Funds section of the Fund’s prospectuses, the following information replaces the corresponding information in its entirety:

Janus Henderson Adaptive Global Allocation Fund

Co-Portfolio Managers Ashwin Alankar and Ed Parcell jointly share responsibility for the day-to-day management of the Fund, with no limitation on the authority of one co-portfolio manager in relation to the other.

Ashwin Alankar, Ph.D., is Head of Global Asset Allocation of Janus Henderson Investors. He is Executive Vice President and Co-Portfolio Manager of Janus Henderson Adaptive Global Allocation Fund, which he has co-managed since June 2015. Mr. Alankar is also Portfolio Manager of other Janus Henderson accounts. Prior to joining Janus Capital in August 2014, Mr. Alankar was Co-Chief Investment Officer of AllianceBernstein’s Tail Risk Parity products and a senior portfolio manager of the firm’s systematic multi-asset class alternative investment efforts from 2010 to 2014. Mr. Alankar holds a Bachelor of Science degree in Mathematics and Chemical Engineering and a Master of Science degree in Chemical Engineering from the Massachusetts Institute of Technology, and a Ph.D. in Finance from the University of California at Berkeley’s Haas School of Business.

Ed Parcell is Co-Portfolio Manager of Janus Henderson Adaptive Global Allocation Fund, which he has co-managed since January 2020. Mr. Parcell is also Portfolio Manager of other Janus Henderson accounts. Prior to joining Janus Capital in 2014, he served as a quantitative developer at AVM LP, where he worked with the rates trading desk as a member of the technology team. Mr. Parcell holds a Bachelor of Science degree from Trinity College, Cambridge, where he studied Mathematics.

Effective immediately, the prospectuses for Janus Henderson Global Allocation Fund – Conservative, Janus Henderson Global Allocation Fund – Growth, and Janus Henderson Global Allocation Fund – Moderate are amended as follows:

3.	Under “Management” in the Fund Summary section of the Funds’ prospectuses, the following paragraph replaces the corresponding paragraph in its entirety:

Portfolio Managers: Ashwin Alankar, Ph.D., is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since September 2014. Ed Parcell is Co-Portfolio Manager of the Fund, which he has co-managed since January 2020.

4.	Under “Investment Personnel” in the Management of the Funds section of the Funds’ prospectuses, the following information replaces the corresponding information in its entirety:

Janus Henderson Global Allocation Fund – Conservative

Janus Henderson Global Allocation Fund – Moderate

Janus Henderson Global Allocation Fund – Growth

Co-Portfolio Managers Ashwin Alankar and Ed Parcell jointly share responsibility for the day-to-day management of Janus Henderson Global Allocation Fund – Conservative, Janus Henderson Global Allocation Fund – Moderate, and Janus Henderson Global Allocation Fund – Growth, with no limitation on the authority of one co-portfolio manager in relation to the other.

Ashwin Alankar, Ph.D., is Head of Global Asset Allocation of Janus Henderson Investors. He is Executive Vice President and Co-Portfolio Manager of Janus Henderson Global Allocation Fund – Conservative, Janus Henderson Global Allocation Fund – Moderate, and Janus Henderson Global Allocation Fund – Growth, which he has co-managed since September 2014. Mr. Alankar is also Portfolio Manager of other Janus Henderson accounts. Prior to joining Janus Capital in August 2014, Mr. Alankar was Co-Chief Investment Officer of AllianceBernstein’s Tail Risk Parity products and a senior portfolio manager of the firm’s systematic multi-asset class alternative investment efforts from 2010 to 2014. Mr. Alankar holds a Bachelor of Science degree in Mathematics and Chemical Engineering and a Master of Science degree in Chemical Engineering from the Massachusetts Institute of Technology, and a Ph.D. in Finance from the University of California at Berkeley’s Haas School of Business.

Ed Parcell is Co-Portfolio Manager of Janus Henderson Global Allocation Fund – Conservative, Janus Henderson Global Allocation Fund – Moderate, and Janus Henderson Global Allocation Fund – Growth, which he has co-managed since January 2020. Mr. Parcell is also Portfolio Manager of other Janus Henderson accounts. Prior to joining Janus Capital in 2014, he served as a quantitative developer at AVM LP, where he worked with the rates trading desk as a member of the technology team. Mr. Parcell holds a Bachelor of Science degree from Trinity College, Cambridge, where he studied Mathematics.

Effective on or about January 28, 2020, all references to Enrique Chang are deleted from the Funds’ prospectuses.

Please retain this Supplement with your records.

2

Janus Investment Fund

Janus Henderson Adaptive Global Allocation Fund

Janus Henderson Global Allocation Fund – Conservative

Janus Henderson Global Allocation Fund – Growth

Janus Henderson Global Allocation Fund – Moderate

(each, a “Fund” and together, the “Funds”)

Supplement dated January 28, 2020

to Currently Effective Statements of Additional Information

Effective immediately, the statement of additional information (the “SAI”) for Janus Henderson Adaptive Global Allocation Fund is amended as follows:

1.

Under “Janus Henderson Investment Personnel” in the Trustees and Officers section of the Fund’s SAI, the following information is added to the table titled “Other Accounts Managed” in alphabetical order:

		Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Ed Parcell(8)*	Number of Other Accounts Managed Assets in Other Accounts Managed	1 $231.13M	1 $27.68M	2 $3.53M
(8)	Effective January 28, 2020, Co-Portfolio Manager Ed Parcell assumed shared responsibility for the day-to-day management of Janus Henderson Adaptive Global Allocation Fund.
*	As of November 30, 2019.

2.	Under “Janus Henderson Investment Personnel – Material Conflicts” in the Trustees and Officers section of the Fund’s SAI, the following replaces the fifth paragraph in its entirety:

Janus Capital is the adviser to the Funds and the Janus Capital “funds of funds,” which are funds that invest primarily in other Janus Henderson funds. Because Janus Capital is the adviser to the Janus Capital “funds of funds” and the Funds, it is subject to certain potential conflicts of interest when allocating the assets of a Janus Capital “fund of funds” among such Funds. For example, the Janus Capital “funds of funds” investments have been and may continue to be a significant portion of the investments in other Janus Henderson funds, allowing Janus Capital the opportunity to recoup expenses it previously waived or reimbursed for a Fund, or to reduce the amount of seed capital investment needed by Janus Capital for the Janus Henderson funds. In addition, the Janus Capital “funds of funds” portfolio managers, Ashwin Alankar, who also serves as Head of Global Asset Allocation of Janus Henderson Investors, and Ed Parcell, each have regular and continuous access to information regarding the holdings and trade details of the Funds, as well as knowledge of, and potential impact on, investment strategies and techniques of the Funds. Mr. Alankar and Mr. Parcell may also be subject to conflicts of interest in allocating the Janus Capital “funds of funds” assets among the Fund’s and other investments since they serve as portfolio managers of Janus Henderson Adaptive Global Allocation Fund, which is an eligible investment for the Janus Capital “funds of funds.”

3.	Under “Ownership of Securities” in the Trustees and Officers section of the Fund’s SAI, the following information is added to the table in alphabetical order:

Investment Personnel	Dollar Range of Equity Securities in the Fund(s) Managed		Aggregate Dollar Range of Equity Securities in All Registered Investment Companies in the Fund Complex
Janus Capital
Ed Parcell(2)*	Janus Henderson Adaptive Global Allocation Fund	None	$50,001 - $100,000
(2)	Effective January 28, 2020, Co-Portfolio Manager Ed Parcell assumed shared responsibility for the day-to-day management of Janus Henderson Adaptive Global Allocation Fund.
*	As of November 30, 2019.

Effective immediately, the SAI for Janus Henderson Global Allocation Fund – Conservative, Janus Henderson Global Allocation Fund – Growth, and Janus Henderson Global Allocation Fund – Moderate is amended as follows:

4.

Under “Janus Henderson Investment Personnel” in the Trustees and Officers section of the Funds’ SAI, the following information is added to the table titled “Other Accounts Managed” in alphabetical order:

		Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Ed Parcell(2)*	Number of Other Accounts Managed Assets in Other Accounts Managed	1 $231.13M	1 $27.68M	2 $3.53M
(2)	Effective January 28, 2020, Co-Portfolio Manager Ed Parcell assumed shared responsibility for the day-to-day management of the Funds.
*	As of November 30, 2019.

5.	Under “Janus Henderson Investment Personnel – Material Conflicts” in the Trustees and Officers section of the Funds’ SAI, the following replaces the fifth paragraph in its entirety:

Because Janus Capital is the adviser to the Funds and the underlying funds, it is subject to certain potential conflicts of interest when allocating the assets of the Funds among such underlying funds. For example, the Janus Capital “funds of funds” investments have been and may continue to be a significant portion of the investments in other Janus Henderson funds, allowing Janus Capital the opportunity to recoup expenses it previously waived or reimbursed for a fund, or to reduce the amount of seed capital investment needed by Janus Capital for the Janus Henderson funds. In addition, Ashwin Alankar, who also serves as Head of Global Asset Allocation of Janus Henderson Investors, and Ed Parcell, each have regular and continuous access to information regarding the holdings and trade details of the underlying funds, as well as knowledge of, and potential impact on, investment strategies and

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techniques of the underlying funds. Mr. Alankar and Mr. Parcell may also be subject to conflicts of interest in allocating the Funds’ assets among the underlying funds because they may manage one or more of the underlying funds.

6.	Under “Ownership of Securities” in the Trustees and Officers section of the Funds’ SAI, the following information is added to the table in alphabetical order:

Investment Personnel	Dollar Range of Equity Securities in the Fund(s) Managed		Aggregate Dollar Range of Equity Securities in All Registered Investment Companies in the Fund Complex
Janus Capital
Ed Parcell(1)*	Janus Henderson Global Allocation Fund - Conservative Janus Henderson Global Allocation Fund - Moderate Janus Henderson Global Allocation Fund - Growth	None None None	None
(1)	Effective January 28, 2020, Co-Portfolio Manager Ed Parcell assumed shared responsibility for the day-to-day management of the Funds.
*	As of November 30, 2019.

Effective on or about January 28, 2020, all references to Enrique Chang are deleted from the Funds’ SAIs.

Please retain this Supplement with your records.

3

Janus Investment Fund

Janus Henderson Absolute Return Income Opportunities Fund

Janus Henderson Adaptive Global Allocation Fund

Janus Henderson Developed World Bond Fund

Janus Henderson Diversified Alternatives Fund

Janus Henderson Dividend & Income Builder Fund

Janus Henderson Emerging Markets Managed Volatility Fund

Janus Henderson Flexible Bond Fund

Janus Henderson Global Allocation Fund – Conservative

Janus Henderson Global Allocation Fund – Growth

Janus Henderson Global Allocation Fund – Moderate

Janus Henderson Global Bond Fund

Janus Henderson Global Income Managed Volatility Fund

Janus Henderson High-Yield Fund

Janus Henderson International Managed Volatility Fund

Janus Henderson Large Cap Value Fund

Janus Henderson Mid Cap Value Fund

Janus Henderson Multi-Sector Income Fund

Janus Henderson Short-Term Bond Fund

Janus Henderson Small Cap Value Fund

Janus Henderson Small-Mid Cap Value Fund

Janus Henderson U.S. Managed Volatility Fund

Janus Henderson Value Plus Income Fund

(each, a “Fund” and together, the “Funds”)

Class A Shares	Class S Shares	Class N Shares	Class T Shares
Class C Shares	Class I Shares	Class R Shares

Supplement dated January 28, 2020

to Currently Effective Prospectuses

Effective immediately, the Funds’ Prospectuses are amended as follows:

1.

Under “Merrill Lynch” in the Appendix A – Intermediary Sales Charge Waivers and Discounts section or, as applicable, the Appendix B – Intermediary Sales Charge Waivers and Discounts section of the Funds’ prospectuses, the following table replaces the corresponding table in its entirety:

CDSC Waivers on A and C Shares available at Merrill Lynch

Shareholders redeeming Class A or Class C shares through a Merrill Lynch platform or account will be eligible for only the following CDSC waivers, which may differ from those disclosed elsewhere in the Fund’s prospectus.

Shares redeemed following the death or disability of the shareholder
Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus
Redemptions that constitute a return of excess contributions from an individual retirement account (“IRA”)
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
Shares acquired through a right of reinstatement
The redemption of shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to a fee based account or platform (applicable to A and C shares only)

2.

Under “Raymond James” in the Appendix A – Intermediary Sales Charge Waivers and Discounts section or, as applicable, the Appendix B – Intermediary Sales Charge Waivers and Discounts section of the Funds’ prospectuses, the following segments replace the corresponding segments in their entirety:

CDSC Waivers on Classes A and C shares available at Raymond James

•	Death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.

•	Return of excess contributions from an IRA Account.

•

Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus.

•	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

•	Shares acquired through a right of reinstatement.

Front-end load discounts available at Raymond James: breakpoints, rights of accumulation, and/or letters of intent

•	Breakpoints as described in this prospectus.

•

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.

•

Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Please retain this Supplement with your records.

2

Janus Investment Fund

Janus Henderson Balanced Fund

Supplement dated January 28, 2020

to Currently Effective Prospectuses

Until February 1, 2020, when this supplement automatically expires, the following information is included in the prospectuses for Janus Henderson Balanced Fund:

1.	Under “Management” in the Fund Summary section of the Fund’s prospectuses, the following paragraph replaces the corresponding paragraph in its entirety:

Portfolio Managers:  Jeremiah Buckley, CFA, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since December 2015. Michael Keough is Co-Portfolio Manager of the Fund, which he has co-managed since December 2019. Marc Pinto, CFA, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since May 2005. Mayur Saigal is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since December 2015.

2.	Under “Investment Personnel” in the Management of the Funds section of the Fund’s prospectuses, the following information replaces the corresponding information in its entirety:

Janus Henderson Balanced Fund

Co-Portfolio Managers Jeremiah Buckley, Michael Keough, Marc Pinto, and Mayur Saigal are responsible for the day-to-day management of the Fund. Messrs. Keough and Saigal focus on the fixed-income portion of the Fund. Messrs. Buckley and Pinto focus on the equity portion of the Fund.

Jeremiah Buckley,  CFA, is Executive Vice President and Co-Portfolio Manager of Janus Henderson Balanced Fund, which he has co-managed since December 2015. Mr. Buckley is also Portfolio Manager of other Janus Henderson accounts. He joined Janus Capital in 1998 as an analyst. Mr. Buckley holds a Bachelor of Arts degree in Economics from Dartmouth College, where he graduated Phi Beta Kappa. Mr. Buckley holds the Chartered Financial Analyst designation.

Michael Keough  is Co-Portfolio Manager of Janus Henderson Balanced Fund, which he has co-managed since December 2019. Mr. Keough is also Portfolio Manager for other Janus Henderson accounts. He joined Janus Capital in January 2007 as an analyst. Mr. Keough holds a Bachelor of Science degree in Business/Management from the United States Air Force Academy.

Marc Pinto,  CFA, is Executive Vice President and lead Co-Portfolio Manager of Janus Henderson Balanced Fund, which he has co-managed since May 2005. Mr. Pinto is also Portfolio Manager of other Janus Henderson accounts. He joined Janus Capital in 1994 as an analyst. Mr. Pinto holds a Bachelor of Arts degree in History from Yale University and a Master of Business Administration degree from Harvard University. Mr. Pinto holds the Chartered Financial Analyst designation.

Mayur Saigal  is Executive Vice President and Co-Portfolio Manager of Janus Henderson Balanced Fund, which he has co-managed since December 2015. Mr. Saigal is also Portfolio Manager of other Janus Henderson accounts. He joined Janus Capital in July 2005 as a fixed-income analyst. Mr. Saigal holds a Bachelor of Science degree in Engineering from Mumbai University and a Master of International Management degree from the Thunderbird School of Global Management.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Balanced Fund

Supplement dated January 28, 2020

to Currently Effective Statement of Additional Information

Until February 1, 2020, when this supplement automatically expires, the following information is included in the statement of additional information (the “SAI”) for Janus Henderson Balanced Fund:

1.	In the Trustees and Officers section of the Fund’s SAI, the following information is added to the table titled “Officers” in alphabetical order:

Name, Address, and Age	Positions Held with the Trust	Term of Office* and Length of Time Served	Principal Occupations During the Past Five Years

Mayur Saigal 151 Detroit Street Denver, CO 80206 DOB: 1975	Executive Vice President and Co-Portfolio Manager Janus Henderson Balanced Fund	12/15-Present	Portfolio Manager of other Janus Henderson accounts.

2.

Under “Janus Henderson Investment Personnel” in the Trustees and Officers section of the Fund’s SAI, the following information is added to the table titled “Other Accounts Managed” in alphabetical order:

		Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Mayur Saigal	Number of Other Accounts Managed Assets in Other Accounts Managed	7 $13,236.14M	7 $3,272.71M	22(13) $8,753.27
(13)	One of the accounts included in the total, consisting of $4,842.00M of the total assets of the category, has a performance-based advisory fee.

3.	Under “Ownership of Securities” in the Trustees and Officers section of the Fund’s SAI, the following information is added to the table in alphabetical order:

Investment Personnel	Dollar Range of Equity Securities in the Fund(s) Managed		Aggregate Dollar Range of Equity Securities in the Fund Complex
Janus Capital

Mayur Saigal	Janus Henderson Balanced Fund	$ 100,001-$500,000	Over $1,000,000

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Government Money Market Fund

Janus Henderson Money Market Fund

(each, a “Fund” and collectively, the “Funds”)

Class D Shares

Supplement dated January 28, 2020

to Currently Effective Prospectuses

The Board of Trustees of Janus Investment Fund approved a new administration fee rate for the Funds, commencing on or about February 1, 2020, that reduces the administration fee rate paid by Class D Shares of each Fund to Janus Capital Management LLC (“Janus Capital”) to 0.36%. A comparison of the Funds’ prior and new administration fee is shown below.

Average Daily Net Assets of Class D Shares of each Fund
Prior Administration Fee	New Administration Fee

0.46%	0.36%

In connection with this change, effective on or about February 1, 2020, Janus Capital will terminate the voluntary advisory fee waiver for the Funds wherein it previously waived one-half of each Fund’s investment advisory fee.

In response to the above changes, the Funds’ prospectuses are revised as follows:

1.	Under “Fees and Expenses of the Fund” in the Fund Summary section of Janus Henderson Government Money Market Fund’s prospectuses, the following replaces the corresponding information:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class D
Management Fees(1)	0.20%
Other Expenses	0.39%
Total Annual Fund Operating Expenses	0.59%

(1) Annual Fund Operating Expenses were restated, effective on or about February 1, 2020, to reflect a reduction to the administration fee paid by the Fund to Janus Capital.

EXAMPLE:

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class D Shares	$60	$189	$329	$738

2.	Under “Fees and Expenses of the Fund” in the Fund Summary section of Janus Henderson Money Market Fund’s prospectuses, the following replaces the corresponding information:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class D
Management Fees(1)	0.20%
Other Expenses	0.37%
Total Annual Fund Operating Expenses	0.57%

(1) Annual Fund Operating Expenses were restated, effective January 1, 2020, to reflect a reduction to the administration fee paid by the Fund to Janus Capital.

EXAMPLE:

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class D Shares	$58	$183	$318	$714

3.	Under “Fees and Expenses” in the Additional information about the Funds section of the Funds’ prospectus, the following replaces the corresponding bullet points in their entirety:

•

“Other Expenses” for Janus Henderson Government Money Market Fund and Janus Henderson Money Market Fund include an administration fee of 0.36% of the average daily net assets of each Fund to compensate Janus Capital for providing certain administration services including, but not limited to, recordkeeping and registration functions and also to pay for costs such as shareholder servicing and custody.

•

Janus Capital may voluntarily waive and/or reimburse additional fees to the extent necessary to assist the Funds in attempting to maintain a yield of at least 0.00%. Any waivers and reimbursements are voluntary and could change or be terminated at any time at the discretion of Janus Capital. There is no guarantee that the Funds will maintain a positive yield.

4.	Under “Management Expenses” in the Management of the Funds section of the Funds’ prospectus, the following replaces the corresponding information in its entirety:

Fund Name	Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%) (annual rate)	Actual Investment Advisory Fee Rate (%) (for the fiscal year ended June 30, 2019)

Janus Henderson Government Money Market Fund	All Asset Levels	0.20	0.10(1)

Janus Henderson Money Market Fund	All Asset Levels	0.20	0.10(1)

(1) Janus Capital previously agreed to waive one-half of the Fund’s investment advisory fee. This voluntary waiver was in effect as of the fiscal year ended June 30, 2019, and is terminated effective February 1, 2020.

5.	Under “Administration Fee” in the Management of the Funds section of the Funds’ prospectus, the following replaces the corresponding information in its entirety:

Each Fund pays an administration fee of 0.36% of the average daily net assets of Class D Shares to compensate Janus Capital for providing certain administration services including, but not limited to, recordkeeping, fund accounting, preparation of reports and prospectuses distributed to current shareholders, and registration functions. This administration fee also covers expenses including, but not limited to, custody, transfer agency, shareholder servicing, and provision of office facilities and personnel necessary to carry on the business of the Funds.

Please retain this Supplement with your records.

2

Janus Investment Fund

Janus Henderson Government Money Market Fund

Janus Henderson Money Market Fund

(each, a “Fund” and collectively, the “Funds”)

Class T Shares

Supplement dated January 28, 2020

to Currently Effective Prospectuses

The Board of Trustees of Janus Investment Fund approved a new administration fee rate for the Funds, commencing on or about February 1, 2020, that reduces the administration fee rate paid by Class T Shares of each Fund to Janus Capital Management LLC (“Janus Capital”) to 0.38%. A comparison of the Funds’ prior and new administration fee is shown below.

Average Daily Net Assets of Class T Shares of each Fund
Prior Administration Fee	New Administration Fee

0.48%	0.38%

In connection with this change, effective on or about February 1, 2020, Janus Capital will terminate the voluntary advisory fee waiver for the Funds wherein it previously waived one-half of each Fund’s investment advisory fee.

In response to the above changes, the Funds’ prospectuses are revised as follows:

1.	Under “Fees and Expenses of the Fund” in the Fund Summary section of Janus Henderson Government Money Market Fund’s prospectuses, the following replaces the corresponding information:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class T
Management Fees(1)	0.20%
Other Expenses	0.41%
Total Annual Fund Operating Expenses	0.61%

(1) Annual Fund Operating Expenses were restated, effective on or about February 1, 2020, to reflect a reduction to the administration fee paid by the Fund to Janus Capital.

EXAMPLE:

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class T Shares	$62	$195	$340	$762

2.	Under “Fees and Expenses of the Fund” in the Fund Summary section of Janus Henderson Money Market Fund’s prospectuses, the following replaces the corresponding information:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class T
Management Fees(1)	0.20%
Other Expenses	0.39%
Total Annual Fund Operating Expenses	0.59%

(1) Annual Fund Operating Expenses were restated, effective on or about February 1, 2020, to reflect a reduction to the administration fee paid by the Fund to Janus Capital.

EXAMPLE:

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class T Shares	$60	$189	$329	$738

3.	Under “Fees and Expenses” in the Additional information about the Funds section of the Funds’ prospectus, the following replaces the corresponding bullet points in their entirety:

•

“Other Expenses” for Janus Henderson Government Money Market Fund and Janus Henderson Money Market Fund include an administration fee of 0.38% of the average daily net assets of each Fund to compensate Janus Capital for providing certain administration services including, but not limited to, recordkeeping and registration functions and also to pay for costs such as shareholder servicing and custody.

•

Janus Capital may voluntarily waive and/or reimburse additional fees to the extent necessary to assist the Funds in attempting to maintain a yield of at least 0.00%. Any waivers and reimbursements are voluntary and could change or be terminated at any time at the discretion of Janus Capital. There is no guarantee that the Funds will maintain a positive yield.

4.	Under “Management Expenses” in the Management of the Funds section of the Funds’ prospectus, the following replaces the corresponding information in its entirety:

Fund Name	Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%) (annual rate)	Actual Investment Advisory Fee Rate (%) (for the fiscal year ended June 30, 2019)

Janus Henderson Government Money Market Fund	All Asset Levels	0.20	0.10(1)

Janus Henderson Money Market Fund	All Asset Levels	0.20	0.10(1)

(1) Janus Capital previously agreed to waive one-half of the Fund’s investment advisory fee. This voluntary waiver was in effect as of the fiscal year ended June 30, 2019 and is terminated effective February 1, 2020.

5.	Under “Administration Fee” in the Management of the Funds section of the Funds’ prospectus, the following replaces the corresponding information in its entirety:

Each Fund pays an administration fee of 0.38% of the average daily net assets of Class T Shares to compensate Janus Capital for providing certain administration services including, but not limited to, recordkeeping, fund accounting, preparation of reports and prospectuses distributed to current shareholders, and registration functions. This administration fee also covers expenses including, but not limited to, custody, transfer agency, shareholder servicing, and provision of office facilities and personnel necessary to carry on the business of the Funds. The administration fee may also be used to pay financial intermediaries

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for subaccounting, order processing for omnibus or networked accounts, or other shareholder servicing. Order processing includes the submission of transactions by financial intermediaries through the National Securities Clearing Corporation or similar systems, or those processed on a manual basis.

Please retain this Supplement with your records.

3

Janus Investment Fund

Janus Henderson Government Money Market Fund

Janus Henderson Money Market Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated January 28, 2020

to Currently Effective Statement of Additional Information

The Board of Trustees of Janus Investment Fund approved a new administration fee rate for the Funds, commencing on or about February 1, 2020, that reduces the administration fee rate paid by Class D Shares and Class T Shares of each Fund to Janus Capital Management LLC (“Janus Capital”) to 0.36% and 0.38%, respectively. A comparison of the Funds’ prior and new administration fee is shown below.

Average Daily Net Assets of Class D Shares of each Fund

Prior Administration Fee	New Administration Fee

0.46%	0.36%

Average Daily Net Assets of Class T Shares of each Fund

Prior Administration Fee	New Administration Fee

0.48%	0.38%

In connection with this change, effective on or about February 1, 2020, Janus Capital will terminate the voluntary advisory fee waiver for the Funds wherein it previously waived one-half of each Fund’s investment advisory fee.

In response to the above changes, the Funds’ statement of additional information (“SAI”) is revised as follows:

1.	Under “Investment Adviser – Janus Capital Management LLC” in the Investment Adviser and Administrator section of the Funds’ SAI, the following replaces the seventh paragraph in its entirety:

Each Fund has agreed to compensate Janus Capital for its advisory services by the monthly payment of an advisory fee at the annual rate of 0.20% of the average daily net assets of each Fund. Prior to January 1, 2020, Janus Capital voluntarily agreed to reduce the advisory fee to an annual rate of 0.10% of the average daily net assets of each Fund. This voluntary waiver was terminated effective on or about February 1, 2020.

2.	Under “Investment Adviser – Janus Capital Management LLC” in the Investment Adviser and Administrator section of the Funds’ SAI, the following replaces the corresponding information in its entirety:

The following table summarizes the administration fees paid for the fiscal years ended June 30. Prior to February 1, 2020, Class D Shares of each Fund compensated Janus Capital at an annual rate of 0.46% and Class T Shares of each Fund compensated Janus Capital at an annual rate of 0.48%. Effective on or about February 1, 2020, Class D Shares of each Fund compensate Janus Capital at an annual rate of 0.36% and Class T Shares of each Fund compensate Janus Capital at an annual rate of 0.38%. Janus Capital may voluntarily waive and/or reimburse administration fees to the extent necessary to assist the Funds in attempting to maintain a yield of at least 0.00%. Any waivers and reimbursements are voluntary and could change or be terminated at any time at the discretion of Janus Capital. There is no guarantee that the Funds will maintain a positive yield.

Please retain this Supplement with your records.